Equity Securities, Net Gains (Losses) from Equity Securities Not Held for Trading (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Gains (Losses) from Equity Securities [Line Items]
Total net gains (losses) from equity securities not held for trading	$ 1,070	$ (441)	$ (806)
Net gains (losses) from equity securities [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from equity securities carried at fair value	442	84	(307)
Net gains (losses) from nonmarketable equity securities not carried at fair value	628	(525)	(499)
Impairment write-downs [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from nonmarketable equity securities not carried at fair value	(773)	(1,307)	(2,452)
Net unrealized gains (losses) [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from nonmarketable equity securities not carried at fair value	679	578	1,101
Net realized gains [Member]
Net Gains (Losses) from Equity Securities [Line Items]
Net gains (losses) from nonmarketable equity securities not carried at fair value	$ 722	$ 204	$ 852